Supplemental cash flow information	12 Months Ended
Sep. 30, 2023
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow information [Text Block]

24. Supplemental cash flow information

The following table presents changes in non-cash working capital:

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2023	2022	2021

Trade and other receivables	$(128,387)	$631,801	$(218,334)
Inventories	(148,850)	49,446	17,555
Prepaid expenses and other	(440,242)	425,876	(106,205)
Accounts payable and accrued liabilities	(1,666,486)	2,515,289	(828,698)
Contract liabilities	73,699	17,410	(7,053)
Deposits	-	-	150,000
Accrued royalties liability	-	-	1,191,219
	$(2,310,266)	$3,639,822	$198,484

The following is a summary of non-cash items that were excluded from the Statements of Cash Flows for the year ended September 30, 2023:

  $2,924,880 non-cash share offering costs and $453,102 accounts payables as part of the net proceeds settlement at the closing of the U.S. IPO and Canadian Offering;
  250,000 warrants exercised in connection with the GhostStepTM acquisition in June 2020; and
  $529,504 of shares issued for vested RSUs and PSUs.

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the year ended September 30, 2022:

  $83,319 fair value of 875 contingent shares settled via common shares (see Note 4(a));
  $19,000 debt settlement via common shares;
  $61,173 fair value of warrants exercised and transferred to share capital from warrants; and
  $125,000 for 250,000 warrants exercised in connection with the GhostStepTM acquisition in June 2020.

The following is a summary of non-cash items that were excluded from the consolidated statements of cash flows for the year ended September 30, 2021:

  $63,866 debt settlement via common shares;
  $125,000 for 250,000 exercised warrants in connection with the GhostStepTM acquisition in June 2020;
  $102,991 fair value of warrants exercised and transferred to share capital;
  $203,516 fair value of options exercised and transferred to share capital from contributed surplus;
  $1,715,000 fair value of common shares and warrants issued for the acquisition of the LEC System (Note 4(b)),
  $137,000 fair value of common shares issued for the amended and restated license agreement with AerialX (Note 26);
  $169,832 share offering costs relating to the Broker Compensation Options (Note 15(a)); and
  $3,828 non-cash consideration for computer equipment acquired.